Putnam
Technology
Fund

SEMIANNUAL REPORT ON PERFORMANCE AND OUTLOOK

7-31-01

[SCALE LOGO OMITTED]

FROM THE TRUSTEES

[GRAPHIC OMITTED: PHOTO OF JOHN A. HILL AND GEORGE PUTNAM III]

Dear Shareholder:

The management team of Putnam Technology Fund certainly had its hands full during the semiannual period that ended on July 31, 2001, as the continued retreat of technology stocks and the effects of a slowing economy cut a wide swath across the entire growth stock universe. However, as you will see in the following report, the managers have taken this opportunity to position the fund to seek maximum benefit from an improvement in the market.

The period also brought a new member to Putnam's Board of Trustees, and we are pleased to introduce him here. Charles B. Curtis joined the board in July and brings an impressive list of credentials that include several key positions in Washington and directorships in education and energy-related industries. He is currently president of NTI, a private foundation dedicated to reducing the threat from weapons of mass destruction. We look forward to the contributions Charles will make to the continued success of the Putnam funds.

Respectfully yours,

/S/ JOHN A. HILL                   /S/ GEORGE PUTNAM, III

John A. Hill                       George Putnam, III
Chairman of the Trustees           President of the Funds
September 19, 2001

REPORT FROM FUND MANAGEMENT

Kenneth J. Doerr
Saba S. Malak
Richard D. Manuel
Paul E. Marrkand
David J. Santos

A dramatically slowing U.S. economy, slumping investor confidence, and sharp declines across most sectors of the financial market continued to take their toll on technology stocks during the six months ended July 31, 2001. This difficult environment is reflected in the performance of Putnam Technology Fund, which marked its first anniversary in June. Despite the challenges that have been in place since the fund's inception, we remain confident that the technology sector offers growth potential and opportunities that will reward investors with a long-term perspective.

Total return for 6 months ended 7/31/01

      Class A          Class B          Class C          Class M
    NAV     POP      NAV    CDSC      NAV    CDSC      NAV     POP
-----------------------------------------------------------------------
  -36.45% -40.06%  -36.62% -39.79%  -36.62% -37.26%  -36.57% -38.80%
-----------------------------------------------------------------------

Past performance is not indicative of future results. Performance information for longer periods and explanation of performance calculation methods begin on page 5.

* SLOWING ECONOMY HIT TECHNOLOGY HARD

While a number of factors have contributed to the difficult market environment, perhaps the most significant was the slowdown in economic growth, which began in the latter half of 2000. When signs of a slowdown began to emerge and a number of companies announced weaker-than-expected earnings, investor confidence slipped and businesses reduced their spending. In the months that followed, the slowdown continued at a pace so rapid that many feared the U.S. economy would fall into a recession. By the close of 2000, all three major stock market indexes had delivered negative returns for the first time in 10 years.

In an effort to head off a recession, the Federal Reserve Board quickly took action by reducing short-term interest rates in early January, followed by five more cuts through the end of June. By mid year, short-term interest rates had been reduced from 6.50% to 3.75% in 2001, the most dramatic rate of change since 1982. By late spring, the Fed's aggressive actions appeared to be having a positive effect. Investor sentiment began to show signs of improvement and renewed optimism buoyed stocks in many sectors. This rally, however, was short-lived, as investor uncertainty and stock market volatility re-emerged, business fundamentals continued to sag, and more companies delivered negative earnings announcements.


[GRAPHIC OMITTED: horizontal bar chart TOP INDUSTRY SECTORS]

TOP INDUSTRY SECTORS*

Electronics                 31.9%

Software                    21.3%

Computers                   20.3%

Communications
equipment                   15.1%

Semiconductors               4.4%

Footnote reads:
*Based on net assets as of 7/31/01. Holdings will vary over time.


* FUND FOCUSED ON HIGH-QUALITY COMPANIES

It is important to note that we focus the fund's investments in what we consider to be the strongest companies -- those that have superior long-term growth potential, strong management, and solid business models. We expected that the market would favor these well-positioned companies, particularly as the weakest technology companies faltered. However, the speed and magnitude of the economic slowdown eventually punished even the strongest technology companies.


"We believe the technology sector still offers growth potential and opportunities that will reward investors with a long-term perspective."

-- Saba Malak Portfolio manager, Putnam Technology Fund


During the period, however, fund performance was helped somewhat by stocks of large technology industry leaders with dominant positions in the marketplace. For example, fund holding Intel Corp., the semiconductor giant whose stock had declined significantly in late 2000, performed relatively well during the period. The stocks of Dell Computer Corp. and IBM, which specialize in hardware, were also positive contributors to fund performance. Furthermore, the strong performance of Microsoft, one of the fund's largest positions, helped reduce losses during the period. While these holdings, and others discussed in this report, were viewed favorably at the end of the fiscal period, all are subject to review in accordance with the fund's investment strategy and may vary in the future.

* WEAKNESS PREVAILED ACROSS TECHNOLOGY SECTOR

Despite these areas of relative strength, stocks in most technology sectors continued to experience sharp declines. Particularly weak were those of telecommunications equipment companies. This industry experienced a number of bankruptcies among its weaker customers, due in large part to difficulties in raising capital. Throughout the period, the fund maintained an underweighted position in this sector. The companies we selected were those we believed have the potential to weather current weakness and deliver growth over the long term.


[GRAPHIC OMITTED: TOP 10 HOLDINGS]

TOP 10 HOLDINGS

Cisco Systems, Inc.
Communications equipment

Intel Corp.
Electronics

Microsoft Corp.
Software

IBM Corp.
Computers

Oracle Corp.
Software

Sun Microsystems, Inc.
Computers

Dell Computer Corp.
Computers

Texas Instruments, Inc.
Electronics

Hewlett-Packard Co.
Computers

QUALCOMM, Inc.
Communications equipment

Footnote reads:
These holdings represent 46.5% of the fund's net assets as of 7/31/01.


By the close of the semiannual period, many technology companies had made progress in addressing problems brought on by the changing economic landscape. Many quickly adjusted their businesses to protect their profitability by lowering costs and cutting jobs. In addition, firms have aggressively worked to reduce their inventories of unsold goods. These "inventory gluts" were a result of low demand and spending cutbacks by businesses and consumers in response to the economic slowdown. Although fundamentals remained weak at mid year, we anticipate that businesses may begin to resume more normal capital spending and ordering patterns, which could improve the outlook by late 2001 or early 2002.

* A LONG-TERM PERSPECTIVE IS KEY

Since its inception just over a year ago, your fund has been faced with its share of challenges. The market environment of the past year has taught investors that technology stocks -- like stocks in any market sector with strong growth potential -- cannot continue to appreciate without interruption. Nevertheless, we continue to believe that technology will be the driving force behind productivity and economic growth over the long term. The need for higher-speed home and office technology, wireless networking and communications equipment, and productivity-enhancing technology for businesses will not go away. It is evident, however, that the impact of technology on the economy will be a long-term, evolutionary process.

Although the economic environment remained sluggish at the close of the period, we enter the second half of the fiscal year with an optimistic long-term outlook. The Federal Reserve Board's aggressive actions have been a critical positive factor. In addition, tax rebates and lower energy prices should help boost consumer sentiment and spending over the next six to 12 months. Despite the disappointing short-term results, we remain focused on the fund's long-term objectives and continue to target stocks that we believe will reward investors over time.

The views expressed here are exclusively those of Putnam Management. They are not meant as investment advice. Although the described holdings were viewed favorably as of 7/31/01, there is no guarantee the fund will continue to hold these securities in the future. The fund invests all or a portion of its assets in small to midsize companies. Such investments increase the risk of greater price fluctuations. The fund concentrates its investments in one sector and involves more risk than a fund that invests more broadly.


A NOTE ABOUT DUPLICATE MAILINGS

In response to investors' requests, the SEC has modified mailing regulations for proxy statements, semiannual and annual reports and prospectuses. Putnam is now able to send a single copy of these materials to customers who share the same address. This change will automatically apply to all shareholders except those who notify us. If you would prefer to receive your own copy, please call Putnam at 1-800-225-1581.


PERFORMANCE SUMMARY

This section provides information about your fund's performance, which should always be considered in light of its investment strategy. Putnam Technology Fund is designed for investors seeking capital appreciation through investments in common stocks of companies whose products or services are related to technology.

TOTAL RETURN FOR PERIODS ENDED 7/31/01

                     Class A         Class B         Class C         Class M
(inception dates)   (6/14/00)       (6/14/00)       (6/14/00)       (6/14/00)
                   NAV     POP     NAV    CDSC     NAV    CDSC     NAV     POP
------------------------------------------------------------------------------
6 months        -36.45% -40.06% -36.62% -39.79% -36.62% -37.26% -36.57% -38.80%
------------------------------------------------------------------------------
1 year          -54.64  -57.25  -54.93  -57.18  -54.93  -55.38  -54.81  -56.39
------------------------------------------------------------------------------
Life of fund    -52.82  -55.54  -53.18  -55.05  -53.18  -53.18  -53.06  -54.71
Annual average  -48.57  -51.20  -48.90  -50.72  -48.90  -48.90  -48.79  -50.39
------------------------------------------------------------------------------


COMPARATIVE INDEX RETURNS FOR PERIODS ENDED 7/31/01

                                        Standard & Poor's
                       Goldman Sachs   [REGISTRATION MARK]
                        Technology             500             Consumer
                         Indexes              Index          price index
------------------------------------------------------------------------------
6 months                 -33.73%             -10.78%            0.97%
------------------------------------------------------------------------------
1 year                   -52.39              -14.33             2.66
------------------------------------------------------------------------------
Life of fund             -54.47              -16.49             3.44
Annual average           -50.14              -14.73             2.94
------------------------------------------------------------------------------

Past performance is no assurance of future results. More recent returns may be more or less than those shown. Returns for class A and class M shares reflect the current maximum initial sales charges of 5.75% and 3.50%, respectively. Class B share returns for the 1-year, 5- and 10-year, if available, and life-of-fund periods reflect the applicable contingent deferred sales charge (CDSC), which is 5% in the first year, declines to 1% in the sixth year, and is eliminated thereafter. For class C shares, returns reflect the CDSC, which is 1% in the first year and is eliminated thereafter. All returns assume reinvestment of distributions at NAV. Investment return and principal value will fluctuate so that an investor's shares when redeemed may be worth more or less than their original cost.

PRICE AND DISTRIBUTION INFORMATION 6 MONTHS ENDED 7/31/01

                  Class A       Class B       Class C       Class M
------------------------------------------------------------------------------
Distributions*      --            --            --            --
------------------------------------------------------------------------------
Share value:    NAV     POP       NAV           NAV        NAV     POP
------------------------------------------------------------------------------
1/31/01        $6.31   $6.69    $6.28         $6.28       $6.29   $6.52
------------------------------------------------------------------------------
7/31/01         4.01    4.25     3.98          3.98        3.99    4.13
------------------------------------------------------------------------------
*The fund did not make any distributions during the period.

TOTAL RETURN FOR PERIODS ENDED 6/30/01 (most recent calendar quarter)

                     Class A         Class B         Class C         Class M
(inception dates)   (6/14/00)       (6/14/00)       (6/14/00)       (6/14/00)
                   NAV     POP     NAV    CDSC     NAV    CDSC     NAV     POP
------------------------------------------------------------------------------
6 months        -27.81% -31.91% -28.12% -31.71% -28.12% -28.83% -27.90% -30.47%
------------------------------------------------------------------------------
1 year          -53.05  -55.75  -53.49  -55.81  -53.49  -53.95  -53.27  -54.89
------------------------------------------------------------------------------
Life of fund    -49.29  -52.22  -49.77  -51.77  -49.77  -49.77  -49.53  -51.31
Annual average  -47.63  -50.51  -48.09  -50.07  -48.09  -48.09  -47.86  -49.61
------------------------------------------------------------------------------

Past performance is no assurance of future results. More recent returns may be more or less than those shown. They do not take into account any adjustment for taxes payable on reinvested distributions. Investment returns and principal value will fluctuate so that an investor's shares when sold may be worth more or less than their original cost. See first page of performance section for performance calculation method.


TERMS AND DEFINITIONS

Total return shows how the value of the fund's shares changed over time, assuming you held the shares through the entire period and reinvested all distributions in the fund.

Class A shares are generally subject to an initial sales charge.

Class B shares may be subject to a sales charge upon redemption.

Class C shares are not subject to an initial sales charge and are subject to a contingent deferred sales charge only if the shares are redeemed during the first year.

Class M shares have a lower initial sales charge and a higher 12b-1 fee than class A shares.

Net asset value (NAV) is the value of all your fund's assets, minus any liabilities, divided by the number of outstanding shares, not including any initial or contingent deferred sales charge.

Public offering price (POP) is the price of a mutual fund share plus the maximum sales charge levied at the time of purchase. POP performance figures shown here assume the 5.75% maximum sales charge for class A shares and 3.50% for class M shares.

Contingent deferred sales charge (CDSC) is a charge applied at the time of the redemption of class B or C shares and assumes redemption at the end of the period. Your fund's class B CDSC declines from a 5% maximum during the first year to 1% during the sixth year. After the sixth year, the CDSC no longer applies. The CDSC for class C shares is 1% for one year after purchase.


COMPARATIVE BENCHMARKS

Standard & Poor's 500 Index* is an index of common stocks frequently used as a general measure of stock market performance.

The Goldman Sachs Technology Indexes* are unmanaged and a new series of capitalization-weighted benchmarks for evaluating the performance of key components of the technology sector.

Consumer price index (CPI) is a commonly used measure of inflation; it does not represent an investment return.

*Securities indexes assume reinvestment of all distributions and interest payments and do not take into account brokerage fees or taxes. Securities in the fund do not match those in the indexes and performance of the fund will differ. It is not possible to invest directly in an index.


WELCOME TO WWW.PUTNAMINVESTMENTS.COM

Now you can use your PC to get up-to-date information about your funds, learn more about investing and retirement planning, and access market news and economic outlooks from Putnam.

VISIT PUTNAM'S SITE ON THE WORLD WIDE WEB FOR:

* the benefits of investing with Putnam

* Putnam's money management philosophy

* complete fund information, daily pricing and long-term performance

* your current account value, portfolio value and transaction history

* the latest on new funds and other Putnam news

You can also read Putnam economist Dr. Robert Goodman's commentary and Putnam's Capital Markets outlook, search for a particular fund by name or objective, use our glossary to decode investment terms . . . and much more.

The site can be accessed through any of the major online services
(America Online, CompuServe, Prodigy) that offer web access. Of course, you can also access it via Netscape or Microsoft Internet Explorer, using an independent Internet service provider.

New features will be added to the site regularly. So be sure to bookmark us at http://www.putnaminvestments.com


A GUIDE TO THE FINANCIAL STATEMENTS

These sections of the report constitute the fund's financial statements.

The fund's portfolio lists all the fund's investments and their values as of the last day of the reporting period. Holdings are organized by asset type and industry sector, country, or state to show areas of concentration and diversification.

Statement of assets and liabilities shows how the fund's net assets and share price are determined. All investment and noninvestment assets are added together. Any unpaid expenses and other liabilities are subtracted from this total. The result is divided by the number of shares to determine the net asset value per share, which is calculated separately for each class of shares. (For funds with preferred shares, the amount subtracted from total assets includes the net assets allocated to remarketed preferred shares.)

Statement of operations shows the fund's net investment gain or loss for the reporting period. This is determined by adding up all the fund's earnings -- from dividends and interest income -- and subtracting its operating expenses. This statement also lists any net gain or loss the fund realized on the sales of its holdings and -- for holdings that remain in the portfolio -- any change in unrealized gains or losses over the period.

Statement of changes in net assets shows how the fund's net assets were affected by distributions to shareholders and by changes in the number of the fund's shares. It lists distributions and their sources (net investment income or realized capital gains) over the current reporting period and the most recent fiscal year-end. The distributions listed here may not match the sources listed in the Statement of operations because the distributions are determined on a tax basis and may be paid in a different period from the one in which they were earned.

Financial highlights provide an overview of the fund's investment results, per-share distributions, expense ratios, net investment income ratios and portfolio turnover in one summary table, reflecting the five most recent reporting periods. In a semiannual report, the highlight table also includes the current reporting period. For open-end funds, a separate table is provided for each share class.



THE FUND'S PORTFOLIO
July 31, 2001 (Unaudited)

COMMON STOCKS (95.4%) (a)
NUMBER OF SHARES                                                                                              VALUE
Communications Equipment (14.5%)
-------------------------------------------------------------------------------------------------------------------
            136,200 Agere Systems, Inc. Class A (NON)                                                 $     753,186
             31,100 Brocade Communications Systems, Inc. (NON)                                            1,023,501
            728,395 Cisco Systems, Inc. (NON)                                                            13,999,752
             18,500 Comverse Technology, Inc. (NON)                                                         523,180
             71,000 Corning, Inc. (NON)                                                                   1,111,860
             15,000 Juniper Networks, Inc. (NON)                                                            385,350
             42,300 Nokia OYJ ADR (Finland)                                                                 922,563
             74,200 QUALCOMM, Inc. (NON)                                                                  4,691,666
             30,000 Scientific-Atlanta, Inc.                                                                763,500
             70,000 Sonus Networks, Inc. (NON)                                                            1,535,800
                                                                                                      -------------
                                                                                                         25,710,358

Computers (20.2%)
-------------------------------------------------------------------------------------------------------------------
             17,300 Apple Computer, Inc. (NON)                                                              325,067
            210,200 Compaq Computer Corp.                                                                 3,140,388
            216,800 Dell Computer Corp. (NON)                                                             5,838,424
            180,900 EMC Corp. (NON)                                                                       3,567,348
            195,400 Hewlett-Packard Co.                                                                   4,818,564
             92,200 IBM Corp.                                                                             9,700,362
             30,700 Lexmark International, Inc. (NON)                                                     1,403,604
              6,400 NCR Corp. (NON)                                                                         251,904
             73,300 Palm, Inc. (NON)                                                                        393,621
            359,400 Sun Microsystems, Inc. (NON)                                                          5,854,626
              8,900 VeriSign, Inc. (NON)                                                                    486,029
                                                                                                      -------------
                                                                                                         35,779,937

Consumer Services (0.5%)
-------------------------------------------------------------------------------------------------------------------
             16,600 TMP Worldwide, Inc. (NON)                                                               830,664

Electronics (31.9%)
-------------------------------------------------------------------------------------------------------------------
             73,300 Alpha Industries, Inc. (NON)                                                          2,794,196
             27,600 Broadcom Corp. (NON)                                                                  1,204,188
             51,500 Celestica, Inc. (Canada) (NON)                                                        2,484,875
             32,900 Centillium Communications, Inc. (NON)                                                   486,920
             48,800 Emulex Corp. (NON)                                                                    1,145,336
             50,700 Finisar Corp. (NON)                                                                     579,501
            102,800 Flextronics International, Ltd. (Singapore) (NON)                                     2,795,132
             29,500 Integrated Device Technology, Inc. (NON)                                              1,087,075
            440,400 Intel Corp.                                                                          13,128,323
             15,500 International Rectifier Corp. (NON)                                                     578,770
            107,600 Jabil Circuit, Inc. (NON)                                                             3,497,000
             46,600 Linear Technology Corp.                                                               2,030,828
             99,300 LSI Logic Corp. (NON)                                                                 2,162,754
             71,600 Marvell Technology Group, Ltd. (Bermuda) (NON)                                        2,197,404
             47,200 Maxim Integrated Products, Inc. (NON)                                                 2,179,224
             21,100 Micrel, Inc. (NON)                                                                      710,648
             23,500 Micron Technology, Inc. (NON)                                                           987,000
            154,400 Motorola, Inc.                                                                        2,885,736
             38,900 QLogic Corp. (NON)                                                                    1,494,149
             56,100 SCI Systems, Inc. (NON)                                                               1,638,120
             33,900 Semtech Corp. (NON)                                                                   1,255,995
             50,500 Silicon Laboratories, Inc. (NON)                                                      1,019,090
             41,600 Solectron Corp. (NON)                                                                   727,168
             98,700 Taiwan Semiconductor Manufacturing Co.
                    ADR (Taiwan) (NON)                                                                    1,608,810
            164,400 Texas Instruments, Inc.                                                               5,671,800
                                                                                                      -------------
                                                                                                         56,350,042

Semiconductor (4.4%)
-------------------------------------------------------------------------------------------------------------------
             67,800 Applied Materials, Inc. (NON)                                                         3,109,308
             46,500 KLA-Tencor Corp. (NON)                                                                2,529,135
             43,700 LAM Research Corp. (NON)                                                              1,223,163
             17,000 Novellus Systems, Inc. (NON)                                                            866,490
                                                                                                      -------------
                                                                                                          7,728,096

Software (19.6%)
-------------------------------------------------------------------------------------------------------------------
             29,800 Adobe Systems, Inc.                                                                   1,117,202
             33,500 Amdocs, Ltd. (Guernsey) (NON)                                                         1,509,845
             47,400 BEA Systems, Inc. (NON)                                                               1,045,170
             11,850 Check Point Software Technologies, Ltd. (Israel) (NON)                                  524,244
             35,877 Electronic Arts, Inc. (NON)                                                           2,042,119
             47,000 I2 Technologies, Inc. (NON)                                                             453,550
             48,300 Informatica Corp. (NON)                                                                 399,441
             32,200 Manugistics Group, Inc. (NON)                                                           699,062
             79,500 McDATA Corp. Class A (NON)                                                            1,442,925
             21,200 Micromuse, Inc. (NON)                                                                   323,724
            178,800 Microsoft Corp. (NON)                                                                11,834,772
            362,600 Oracle Corp. (NON)                                                                    6,555,808
             45,800 Parametric Technology Corp. (NON)                                                       433,726
             52,600 Peregrine Systems, Inc. (NON)                                                         1,438,610
             13,200 Retek, Inc. (NON)                                                                       423,456
             54,900 Siebel Systems, Inc. (NON)                                                            1,891,854
             59,900 VERITAS Software Corp. (NON)                                                          2,540,359
                                                                                                      -------------
                                                                                                         34,675,867

Technology Services (3.9%)
-------------------------------------------------------------------------------------------------------------------
             27,900 Accenture, Ltd. Class A (Bermuda) (NON)                                                 417,384
             28,500 Automatic Data Processing, Inc.                                                       1,452,075
             23,200 BISYS Group, Inc. (The) (NON)                                                         1,240,968
             41,200 Convergys Corp. (NON)                                                                 1,283,380
             22,200 Electronic Data Systems Corp.                                                         1,417,470
             44,200 KPMG Consulting, Inc. (NON)                                                             617,032
             33,550 Symbol Technologies, Inc.                                                               416,356
                                                                                                      -------------
                                                                                                          6,844,665

Telecommunications (0.4%)
-------------------------------------------------------------------------------------------------------------------
             32,100 Research in Motion, Ltd. (Canada) (NON)                                           $     755,313
                                                                                                      -------------
                    Total Common Stocks (cost $180,078,968)                                           $ 168,674,942

CONVERTIBLE PREFERRED STOCKS (3.4%) (a)
NUMBER OF SHARES                                                                                              VALUE
-------------------------------------------------------------------------------------------------------------------
            125,000 Bowstreet, Inc. Ser. D, $0.84 cum. cv. pfd.
                    (acquired 10/25/00, cost $1,500,000) (RES)                                        $   1,500,000
            185,528 Centerpoint Broadband Technologies, Inc. Ser. D, $0.86
                    cv. pfd. (acquired 10/19/00, cost $1,999,992) (RES)                                     879,403
             97,860 Convergent Networks, Inc. Ser. D, zero % cv. pfd.
                    (acquired 9/19/00, cost $1,600,011) (RES)                                               576,395
             70,818 Epicentric, Inc. Ser. D, $0.588 cv. pfd. (acquired 3/7/01,
                    cost $337,094) (RES)                                                                    337,094
            170,455 Hyperchip, Inc. Ser. C, 8.00% cv. pfd. (acquired 9/5/00,
                    cost $150,000) (RES)                                                                     47,727
             50,000 Lightwave Microsystems Corp. Ser. G, $0.80 cv. pfd.
                    (acquired 10/19/00, cost $500,000) (RES)                                                220,000
            227,459 MarketSoft Software Corp. Ser. D, zero % cv. pfd.
                    (acquired 12/7/00 cost $1,110,000) (RES)                                              1,110,000
            294,117 Nutool, Inc. Ser. C, 8.00% cv. pfd. (acquired 11/15/00,
                    cost $999,998) (RES)                                                                    999,998
            122,060 Totality Corp. Ser. D, $0.346 cum. cv. pfd. (acquired
                    7/27/00, cost $528,166) (RES)                                                           176,987
             30,246 Vivace Networks, Inc. Ser. C, $0.583 cv. pfd. (acquired
                    9/7/00, cost $293,991) (RES)                                                             97,090
                                                                                                      -------------
                    Total Convertible Preferred Stocks
                    (cost $9,019,252)                                                                 $   5,944,694

SHORT-TERM INVESTMENTS (8.4%) (a)
PRINCIPAL AMOUNT                                                                                              VALUE
-------------------------------------------------------------------------------------------------------------------
$        11,812,137 Short-term investments held as collateral for loaned securities with yields ranging from 3.62% to
                    4.05% and due dates from August 1, 2001 to
                    September 28, 2001. (d)                                                           $  11,794,732
          2,997,000 Interest in $500,000,000 joint tri-party repurchase agreement dated July 31, 2001 with Credit Suisse
                    First Boston due August 1, 2001 with respect to
                    various U.S. Governmental obligations--maturity
                    value of $2,997,325 for an effective yield of 3.90%.                                  2,997,000
                                                                                                      -------------
                    Total Short-Term Investments (cost $14,378,537)                                   $  14,791,732
-------------------------------------------------------------------------------------------------------------------
                    Total Investments (cost $203,889,952) (b)                                         $ 189,411,368
-------------------------------------------------------------------------------------------------------------------

  (a) Percentages indicated are based on net assets of $176,720,705.

  (b) The aggregate identified cost on a tax basis is $231,542,498, resulting in gross unrealized appreciation and depreciation of $12,173,578 and $54,304,708, respectively, or net unrealized depreciation of $42,131,130.

(NON) Non-income-producing security.

(RES) Restricted, excluding 144A securities, as to public resale. The total market value of restricted securities held at July 31, 2001 was $5,944,694 or 3.4% of net assets.

      ADR after the name of a foreign holding stands for American
      Depositary Receipts representing ownership of foreign securities on deposit with a domestic custodian bank.

  (d) See footnote 1 to financial statements.

      The accompanying notes are an integral part of these financial statements.




STATEMENT OF ASSETS AND LIABILITIES
July 31, 2001 (Unaudited)
Assets
-------------------------------------------------------------------------------------------
Investments in securities, at value, including $11,381,537 of
securities on loan (identified cost $203,889,952) (Note 1)                     $189,411,368
-------------------------------------------------------------------------------------------
Cash                                                                                    378
-------------------------------------------------------------------------------------------
Dividends and interest receivable                                                     7,476
-------------------------------------------------------------------------------------------
Receivable for shares of the fund sold                                              254,141
-------------------------------------------------------------------------------------------
Receivable for securities sold                                                    3,055,213
-------------------------------------------------------------------------------------------
Total assets                                                                    192,728,576

Liabilities
-------------------------------------------------------------------------------------------
Payable for securities purchased                                                  3,222,655
-------------------------------------------------------------------------------------------
Payable for shares of the fund repurchased                                          620,228
-------------------------------------------------------------------------------------------
Payable for compensation of Manager (Note 2)                                        149,984
-------------------------------------------------------------------------------------------
Payable for investor servicing and custodian fees (Note 2)                           80,938
-------------------------------------------------------------------------------------------
Payable for compensation of  Trustees (Note 2)                                          596
-------------------------------------------------------------------------------------------
Payable for administrative services (Note 2)                                            803
-------------------------------------------------------------------------------------------
Payable for distribution fees (Note 2)                                               87,590
-------------------------------------------------------------------------------------------
Collateral on securities loaned, at value (Note 1)                               11,794,732
-------------------------------------------------------------------------------------------
Other accrued expenses                                                               50,345
-------------------------------------------------------------------------------------------
Total liabilities                                                                16,007,871
-------------------------------------------------------------------------------------------
Net assets                                                                     $176,720,705

Represented by
-------------------------------------------------------------------------------------------
Paid-in capital (Notes 1, 4 and 5)                                             $346,200,430
-------------------------------------------------------------------------------------------
Accumulated net investment loss (Note 1)                                         (1,670,469)
-------------------------------------------------------------------------------------------
Accumulated net realized loss on investments (Note 1)                          (153,330,672)
-------------------------------------------------------------------------------------------
Net unrealized depreciation of investments                                      (14,478,584)
-------------------------------------------------------------------------------------------
Total -- Representing net assets applicable to
capital shares outstanding                                                     $176,720,705

Computation of net asset value and offering price
-------------------------------------------------------------------------------------------
Net asset value and redemption price per class A share
($91,094,449 divided by 22,702,494 shares)                                            $4.01
-------------------------------------------------------------------------------------------
Offering price per class A share (100/94.25 of $4.01)*                                $4.25
-------------------------------------------------------------------------------------------
Net asset value and redemption price per class B share
($65,942,572 divided by 16,588,479 shares) **                                         $3.98
-------------------------------------------------------------------------------------------
Net asset value and redemption price per class C share
($12,040,232 divided by 3,025,862 shares) **                                          $3.98
-------------------------------------------------------------------------------------------
Net asset value and redemption price per class M share
($3,531,197 divided by 884,961 shares)                                                $3.99
-------------------------------------------------------------------------------------------
Offering price per class M share (100/96.50 of $3.99)*                                $4.13
-------------------------------------------------------------------------------------------
Net asset value and redemption price per class Y share
($4,112,255 divided by 1,024,747 shares)                                              $4.01
-------------------------------------------------------------------------------------------

 * On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales, the offering price is reduced.

** Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

   The accompanying notes are an integral part of these financial statements.




STATEMENT OF OPERATIONS
Six months ended July 31, 2001 (Unaudited)
Investment income:
-------------------------------------------------------------------------------------------
Dividend                                                                        $   146,729
-------------------------------------------------------------------------------------------
Interest                                                                            117,635
-------------------------------------------------------------------------------------------
Securities lending                                                                    5,438
-------------------------------------------------------------------------------------------
Total investment income                                                             269,802

Expenses:
-------------------------------------------------------------------------------------------
Compensation of Manager (Note 2)                                                    919,933
-------------------------------------------------------------------------------------------
Investor servicing and custodian fees (Note 2)                                      241,943
-------------------------------------------------------------------------------------------
Compensation of  Trustees (Note 2)                                                    5,929
-------------------------------------------------------------------------------------------
Administrative services (Note 2)                                                      5,250
-------------------------------------------------------------------------------------------
Distribution fees -- Class A (Note 2)                                               123,417
-------------------------------------------------------------------------------------------
Distribution fees -- Class B (Note 2)                                               345,506
-------------------------------------------------------------------------------------------
Distribution fees -- Class C (Note 2)                                                60,540
-------------------------------------------------------------------------------------------
Distribution fees -- Class M (Note 2)                                                14,161
-------------------------------------------------------------------------------------------
Other                                                                               228,685
-------------------------------------------------------------------------------------------
Total expenses                                                                    1,945,364
-------------------------------------------------------------------------------------------
Expense reduction (Note 2)                                                           (5,093)
-------------------------------------------------------------------------------------------
Net expenses                                                                      1,940,271
-------------------------------------------------------------------------------------------
Net investment loss                                                              (1,670,469)
-------------------------------------------------------------------------------------------
Net realized loss on investments (Notes 1 and 3)                                (69,248,351)
-------------------------------------------------------------------------------------------
Net unrealized depreciation of investments during the period                    (20,062,256)
-------------------------------------------------------------------------------------------
Net loss on investments                                                         (89,310,607)
-------------------------------------------------------------------------------------------
Net decrease in net assets resulting from operations                           $(90,981,076)
-------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.




STATEMENT OF CHANGES IN NET ASSETS

                                                             Six             For the period
                                                            months            June 14, 2000
                                                            ended             (commencement
                                                           July 31          of operations) to
                                                            2001*            January 31, 2001
--------------------------------------------------------------------------------------------------
Increase (decrease) in net assets
--------------------------------------------------------------------------------------------------
Operations:
--------------------------------------------------------------------------------------------------
Net investment loss                                      $(1,670,469)          $(1,753,900)
--------------------------------------------------------------------------------------------------
Net realized loss on investments                         (69,248,351)          (84,082,321)
--------------------------------------------------------------------------------------------------
Net unrealized appreciation (depreciation)
of investments                                           (20,062,256)            5,583,672
--------------------------------------------------------------------------------------------------
Net decrease in net assets resulting
from operations                                          (90,981,076)          (80,252,549)
--------------------------------------------------------------------------------------------------
Increase from capital share transactions (Note 4)         28,919,701           316,034,629
--------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                  (62,061,375)          235,782,080

Net assets
--------------------------------------------------------------------------------------------------
Beginning of period (Note 5)                             238,782,080             3,000,000
--------------------------------------------------------------------------------------------------
End of period (including accumulated net
investment loss of $1,670,469 and $--, respectively)    $176,720,705          $238,782,080
--------------------------------------------------------------------------------------------------

* Unaudited

  The accompanying notes are an integral part of these financial statements.




FINANCIAL HIGHLIGHTS
(For a common share outstanding throughout the period)

CLASS A
--------------------------------------------------------------
                                    Six months
                                       ended    For the period
Per-share                             July 31   June 14, 2000+
operating performance               (Unaudited)  to January 31
--------------------------------------------------------------
                                        2001         2001
--------------------------------------------------------------
Net asset value,
beginning of period                    $6.31        $8.50
--------------------------------------------------------------
Investment operations
--------------------------------------------------------------
Net investment loss (a)                 (.03)        (.07)
--------------------------------------------------------------
Net realized and unrealized
loss on investments                    (2.27)       (2.12)
--------------------------------------------------------------
Total from
investment operations                  (2.30)       (2.19)
--------------------------------------------------------------
Net asset value,
end of period                          $4.01        $6.31
--------------------------------------------------------------
Total return at
net asset value (%)(b)                (36.45)*     (25.76)*
--------------------------------------------------------------

Ratios and supplemental data
--------------------------------------------------------------
Net assets, end of period
(in thousands)                       $91,094     $125,570
--------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)               0.88*        1.16*
--------------------------------------------------------------
Ratio of net investment loss
to average net assets (%)               (.73)*       (.98)*
--------------------------------------------------------------
Portfolio turnover (%)                135.22*      185.25*
--------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Per share net investment loss has been determined on the basis of the weighted average number of shares outstanding during the period.

(b) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(c) Includes amounts paid through expense offset arrangements (Note 2).




FINANCIAL HIGHLIGHTS
(For a common share outstanding throughout the period)

CLASS B
--------------------------------------------------------------
                                   Six months
                                      ended    For the period
Per-share                            July 31    June 14, 2000+
operating performance              (Unaudited)   to January 31
--------------------------------------------------------------
                                        2001         2001
--------------------------------------------------------------
Net asset value,
beginning of period                    $6.28        $8.50
--------------------------------------------------------------
Investment operations
--------------------------------------------------------------
Net investment loss (a)                 (.04)        (.10)
--------------------------------------------------------------
Net realized and unrealized
loss on investments                    (2.26)       (2.12)
--------------------------------------------------------------
Total from
investment operations                  (2.30)       (2.22)
--------------------------------------------------------------
Net asset value,
end of period                          $3.98        $6.28
--------------------------------------------------------------
Total return at
net asset value (%)(b)                (36.62)*     (26.12)*
--------------------------------------------------------------

Ratios and supplemental data
--------------------------------------------------------------
Net assets, end of period
(in thousands)                       $65,943      $91,914
--------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)               1.26*        1.63*
--------------------------------------------------------------
Ratio of net investment loss
to average net assets (%)              (1.11)*      (1.45)*
--------------------------------------------------------------
Portfolio turnover (%)                135.22*      185.25*
--------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Per share net investment loss has been determined on the basis of the weighted average number of shares outstanding during the period.

(b) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(c) Includes amounts paid through expense offset arrangements (Note 2).




FINANCIAL HIGHLIGHTS
(For a common share outstanding throughout the period)

CLASS C
--------------------------------------------------------------
                                    Six months
                                       ended    For the period
Per-share                             July 31   June 14, 2000+
operating performance               (Unaudited) to January 31
--------------------------------------------------------------
                                        2001         2001
--------------------------------------------------------------
Net asset value,
beginning of period                    $6.28        $8.50
--------------------------------------------------------------
Investment operations
--------------------------------------------------------------
Net investment loss (a)                 (.05)        (.10)
--------------------------------------------------------------
Net realized and unrealized
loss on investments                    (2.25)       (2.12)
--------------------------------------------------------------
Total from
investment operations                  (2.30)       (2.22)
--------------------------------------------------------------
Net asset value,
end of period                          $3.98        $6.28
--------------------------------------------------------------
Total return at
net asset value (%)(b)                (36.62)*     (26.12)*
--------------------------------------------------------------

Ratios and supplemental data
--------------------------------------------------------------
Net assets, end of period
(in thousands)                       $12,040      $16,395
--------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)               1.26*        1.63*
--------------------------------------------------------------
Ratio of net investment loss
to average net assets (%)              (1.11)*      (1.45)*
--------------------------------------------------------------
Portfolio turnover (%)                135.22*      185.25*
--------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Per share net investment loss has been determined on the basis of the weighted average number of shares outstanding during the period.

(b) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(c) Includes amounts paid through expense offset arrangements (Note 2).




FINANCIAL HIGHLIGHTS
(For a common share outstanding throughout the period)

CLASS M
--------------------------------------------------------------
                                    Six months
                                       ended    For the period
Per-share                             July 31   June 14, 2000+
operating performance               (Unaudited)  to January 31
--------------------------------------------------------------
                                        2001         2001
--------------------------------------------------------------
Net asset value,
beginning of period                    $6.29        $8.50
--------------------------------------------------------------
Investment operations
--------------------------------------------------------------
Net investment loss (a)                 (.04)        (.09)
--------------------------------------------------------------
Net realized and unrealized
loss on investments                    (2.26)       (2.12)
--------------------------------------------------------------
Total from
investment operations                  (2.30)       (2.21)
--------------------------------------------------------------
Net asset value,
end of period                          $3.99        $6.29
--------------------------------------------------------------
Total return at
net asset value (%)(b)                (36.57)*     (26.00)*
--------------------------------------------------------------

Ratios and supplemental data
--------------------------------------------------------------
Net assets, end of period
(in thousands)                        $3,531       $4,903
--------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)               1.13*        1.48*
--------------------------------------------------------------
Ratio of net investment loss
to average net assets (%)               (.98)*      (1.28)*
--------------------------------------------------------------
Portfolio turnover (%)                135.22*      185.25*
--------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Per share net investment loss has been determined on the basis of the weighted average number of shares outstanding during the period.

(b) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(c) Includes amounts paid through expense offset arrangements (Note 2).




FINANCIAL HIGHLIGHTS
(For a common share outstanding throughout the period)

CLASS Y
-------------------------------------------------
                                  For the period
                                  July 3, 2001 +
Per-share                        to July 31, 2001
operating performance               (Unaudited)
-------------------------------------------------
                                        2001
-------------------------------------------------
Net asset value,
beginning of period                    $4.34
-------------------------------------------------
Investment operations
-------------------------------------------------
Net investment gain (a)                  .01
-------------------------------------------------
Net realized and unrealized
loss on investments                     (.34)
-------------------------------------------------
Total from
investment operations                   (.33)
-------------------------------------------------
Net asset value,
end of period                          $4.01
-------------------------------------------------
Total return at
net asset value (%)(b)                 (7.60)*
-------------------------------------------------

Ratios and supplemental data
-------------------------------------------------
Net assets, end of period
(in thousands)                        $4,112
-------------------------------------------------
Ratio of expenses to
average net assets (%)(c)                .12*
-------------------------------------------------
Ratio of net investment gain
to average net assets (%)                .14*
-------------------------------------------------
Portfolio turnover (%)                135.22*
-------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Per share net investment gain has been determined on the basis of the weighted average number of shares outstanding during the period.

(b) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(c) Includes amounts paid through expense offset arrangements (Note 2).



NOTES TO FINANCIAL STATEMENTS
July 31, 2001 (Unaudited)

Note 1
Significant accounting policies

Putnam Technology Fund (the "fund") is one of a series of Putnam Funds Trust (the "trust") which is registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-ended management investment company. The fund invests mainly in common stocks of U.S. companies in the technology industries that Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, a wholly-owned subsidiary of Putnam Investments, LLC, believes offer the opportunity for growth.

The fund offers class A, class B, class C, class M and class Y shares. The fund began offering Class Y shares on July 3, 2001. Class A shares are sold with a maximum front-end sales charge of 5.75%. Class B shares, which convert to class A shares after approximately eight years, do not pay a front-end sales charge but pay a higher ongoing distribution fee than class A shares, and are subject to a contingent deferred sales charge, if those shares are redeemed within six years of purchase. Class C shares are subject to the same fees and expenses as class B shares, except that class C shares have a one-year 1.00% contingent deferred sales charge and do not convert to class A shares. Class M shares are sold with a maximum front end sales charge of 3.50% and pay an ongoing distribution fee that is higher than class A shares but lower than class B and class C shares. Class Y shares, which are sold at net asset value, are generally subject to the same expenses as class A, class B, class C and class M shares, but do not bear a distribution fee. Class Y shares are sold to defined contribution plans that invest at least $150 million in a combination of Putnam funds and other accounts managed by affiliates of Putnam Management.

Expenses of the fund are borne pro-rata by the holders of each class of shares, except that each class bears expenses unique to that class (including the distribution fees applicable to such class). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. Shares of each class would receive their pro-rata share of the net assets of the fund, if that fund were liquidated. In addition, the Trustees declare separate dividends on each class of shares.

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with accounting principles generally accepted in the United States of America and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A) Security valuation Investments for which market quotations are readily available are stated at market value, which is determined using the last reported sales price on its principal exchange, or if no sales are reported -- as in the case of some securities traded over-the-counter -- the last reported bid price. Securities quoted in foreign currencies are translated into U.S. dollars at the current exchange rate. Short-term investments having remaining maturities of 60 days or less are stated at amortized cost, which approximates market value. Other investments, including restricted securities, are stated at fair value following procedures approved by the Trustees.

B) Joint trading account Pursuant to an exemptive order issued by the Securities and Exchange Commission, the fund may transfer uninvested cash balances into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Putnam Management. These balances may be invested in one or more repurchase agreements and/or short-term money market instruments.

C) Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest.

D) Security transactions and related investment income Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis.

Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received.

E) Security lending The fund may lend securities, through its agent Citibank N.A., to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by Citibank N.A., the fund will bear the risk of loss with respect to the investment of the cash collateral. Income from securities lending is included in investment income on the Statement of Operations. At July 31, 2001, the value of securities loaned amounted to $11,381,537. The fund received cash collateral of $11,794,732 which was pooled with collateral of other Putnam Funds into 48 issuers of high grade short-term investments.

F) Line of credit The fund has entered into a committed line of credit with certain banks. This line of credit agreement includes restrictions that the fund maintains an asset coverage ratio of at least 300% and borrowings must not exceed prospectus limitations. For the six months ended July 31, 2001, the fund had no borrowings against the line of credit.

G) Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Internal Revenue Code of 1986, as amended. Therefore, no provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains. At January 31, 2001, the fund had a capital loss carryover of approximately $16,760,000 available to offset future net capital gain, if any, which will expire on January 31, 2009.

H) Distributions to shareholders Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. Distributions from capital gains, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally, accepted accounting principles. Reclassifications are made to the fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

I) Expenses of the trust Expenses directly charged or attributable to any fund will be paid from the assets of that fund. Generally, expenses of the trust will be allocated among and charged to the assets of each fund on a basis that the Trustees deem fair and equitable, which may be based on the relative assets of each fund or the nature of the services performed and relative applicability to each fund.

Note 2
Management fee, administrative
services and other transactions

Compensation of Putnam Management, for management and investment advisory services is paid monthly based on the average net assets of the fund. Such fee is based on the following annual rates: 1.00% of the first $500 million of average net assets, 0.90% of the next $500 million, 0.85% of the next $500 million, 0.80% of the next $5 billion, 0.775% of the next $5 billion, 0.755% of the next $5 billion, 0.74% of the next $5 billion and 0.73% thereafter.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund's assets are provided by Putnam
Fiduciary Trust Company (PFTC), a subsidiary of Putnam Investments, LLC. Investor servicing agent functions are provided by Putnam Investor Services, a division of PFTC.

The fund has entered into an arrangement with PFTC whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the fund's expenses. For the six months ended July 31, 2001, the fund's expenses were reduced by $5,093 under these arrangements.

Each independent Trustee of the fund receives an annual Trustee fee, of which $759 has been allocated to the fund, and an additional fee for each Trustees meeting attended. Trustees receive additional fees for attendance at certain committee meetings.

The fund has adopted a Trustee Fee Deferral Plan (the "Deferral Plan") which allows the Trustees to defer the receipt of all or a portion of Trustees Fees payable on or after July 1, 1995. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan. The fund has adopted an unfunded noncontributory defined benefit pension plan (the "Pension Plan") covering all Trustees of the fund who have served as a Trustee for at least five years. Benefits under the Pension Plan are equal to 50% of the Trustee's average total retainer and meeting fees for the three years preceding retirement. Pension expense for the fund is included in Compensation of Trustees in the Statement of operations. Accrued pension liability is included in Payable for compensation of Trustees in the Statement of assets and liabilities.

The fund has adopted distribution plans (the "Plans") with respect to its class A, class B, class C and class M shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. The purpose of the Plans is to compensate Putnam Retail Management, a wholly-owned subsidiary of Putnam Investments LLC and Putnam Retail Management GP, Inc., for services provided and expenses incurred by it in distributing shares of the fund. The Plans provide for payments by the fund to Putnam Retail Management at an annual rate up to 0.35%, 1.00%, 1.00% and 1.00% of the average net assets attributable to class A, class B, class C and class M shares, respectively. The Trustees have approved payment by the fund at an annual rate of 0.25%, 1.00%, 1.00% and 0.75% of the average net assets attributable to class A, class B, class C and class M shares, respectively.

For the six months ended July 31, 2001, Putnam Retail Management, acting as underwriter received net commissions of $103,304 and $2,663 from the sale of class A and class M shares, respectively, and received $91,239 and $6,771 in contingent deferred sales charges from redemptions of class B and class C shares, respectively. A deferred sales charge of up to 1% is assessed on certain redemptions of class A shares. For the six months ended July 31, 2001, Putnam Retail Management, acting as underwriter received $4,071 on class A redemptions.

Note 3
Purchases and sales of securities

During the six months ended July 31, 2001, cost of purchases and proceeds from sales of investment securities other than short-term investments aggregated $280,686,409 and $251,210,098, respectively. There were no purchases and sales of U.S. government obligations.

Note 4
Capital shares

At July 31, 2001, there was an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:

                                            Six months ended July 31, 2001
---------------------------------------------------------------------------
Class A                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                  9,134,436        $ 41,166,384
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                       --                  --
---------------------------------------------------------------------------
                                             9,134,436          41,166,384

Shares
repurchased                                 (6,330,218)        (27,979,985)
---------------------------------------------------------------------------
Net increase                                 2,804,218        $ 13,186,399
---------------------------------------------------------------------------

                                              For the period June 14, 2000
                                           (commencement of operations) to
                                                          January 31, 2001
---------------------------------------------------------------------------
Class A                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                 23,329,687        $191,383,572
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                       --                  --
---------------------------------------------------------------------------
                                            23,329,687         191,383,572

Shares
repurchased                                 (3,519,646)        (25,012,232)
---------------------------------------------------------------------------
Net increase                                19,810,041        $166,371,340
---------------------------------------------------------------------------

                                            Six months ended July 31, 2001
---------------------------------------------------------------------------
Class B                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                  4,700,903        $ 21,009,855
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                       --                  --
---------------------------------------------------------------------------
                                             4,700,903          21,009,855

Shares
repurchased                                 (2,751,133)        (12,071,762)
---------------------------------------------------------------------------
Net increase                                 1,949,770        $  8,938,093
---------------------------------------------------------------------------

                                              For the period June 14, 2000
                                              (commencement of operations)
                                                       to January 31, 2001
---------------------------------------------------------------------------
Class B                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                 16,319,106        $135,440,310
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                       --                  --
---------------------------------------------------------------------------
                                            16,319,106         135,440,310

Shares
repurchased                                 (1,768,632)        (12,489,824)
---------------------------------------------------------------------------
Net increase                                14,550,474        $122,950,486
---------------------------------------------------------------------------

                                            Six months ended July 31, 2001
---------------------------------------------------------------------------
Class C                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                    802,075          $3,544,536
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                       --                  --
---------------------------------------------------------------------------
                                               802,075           3,544,536

Shares
repurchased                                   (385,923)         (1,694,117)
---------------------------------------------------------------------------
Net increase                                   416,152          $1,850,419
---------------------------------------------------------------------------

                                              For the period June 14, 2000
                                              (commencement of operations)
                                                       to January 31, 2001
---------------------------------------------------------------------------
Class C                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                  2,880,377         $23,382,365
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                       --                  --
---------------------------------------------------------------------------
                                             2,880,377          23,382,365

Shares
repurchased                                   (358,902)         (2,563,305)
---------------------------------------------------------------------------
Net increase                                 2,521,475         $20,819,060
---------------------------------------------------------------------------

                                            Six months ended July 31, 2001
---------------------------------------------------------------------------
Class M                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                    265,390          $1,217,853
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                       --                  --
---------------------------------------------------------------------------
                                               265,390           1,217,853

Shares
repurchased                                   (159,780)           (689,083)
---------------------------------------------------------------------------
Net increase                                   105,610          $  528,770
---------------------------------------------------------------------------

                                              For the period June 14, 2000
                                              (commencement of operations)
                                                       to January 31, 2001
---------------------------------------------------------------------------
Class M                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                    889,325        $  7,389,221
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                       --                  --
---------------------------------------------------------------------------
                                               889,325           7,389,221

Shares
repurchased                                   (198,209)         (1,495,478)
---------------------------------------------------------------------------
Net increase                                   691,116        $  5,893,743
---------------------------------------------------------------------------

                                               For the period July 3, 2001
                                           (commencement of operations) to
                                                             July 31, 2001
---------------------------------------------------------------------------
Class Y                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                  1,074,324          $4,611,574
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                       --                  --
---------------------------------------------------------------------------
                                             1,074,324           4,611,574

Shares
repurchased                                    (49,577)           (195,554)
---------------------------------------------------------------------------
Net increase                                 1,024,747          $4,416,020
---------------------------------------------------------------------------

Note 5
Initial capitalization and
offering of shares

The trust was established as a Massachusetts business trust on January 22, 1996. During the period January 22, 1996 to June 14, 2000, the fund had no operations other than those related to organizational matters, including the initial capital contribution of $750,000 each for class A, class B, class C and class M shares, respectively, and the issuance of 88,235 shares for each class to Putnam Investments, LLC on June 14, 2000. At July 31, 2001, Putnam Investments, LLC owned 99,900 class A shares of the fund (0.44% of the class A shares outstanding), valued at $400,599.


THE PUTNAM FAMILY OF FUNDS

The following is a complete list of Putnam's open-end mutual funds. Please call your financial advisor or Putnam at 1-800-225-1581 to obtain a prospectus for any Putnam fund. It contains more complete information, including charges and expenses. Please read it carefully before you invest or send money.

GROWTH FUNDS

Asia Pacific Growth Fund
Capital Appreciation Fund
Capital Opportunities Fund
Europe Growth Fund
Global Equity Fund
Global Growth Fund
Global Natural Resources Fund
Growth Opportunities Fund
Health Sciences Trust
International Growth Fund
International New Opportunities Fund
Investors Fund
New Century Growth Fund
New Opportunities Fund
OTC & Emerging Growth Fund
Research Fund
Tax Smart Equity Fund
Technology Fund
Vista Fund
Voyager Fund
Voyager Fund II

GROWTH AND INCOME FUNDS

Balanced Fund
Balanced Retirement Fund
Classic Equity Fund *
Convertible Income-Growth Trust
Equity Income Fund
The George Putnam Fund of Boston
Global Growth and Income Fund
The Putnam Fund for Growth and Income
International Growth and Income Fund
Mid Cap Value Fund
New Value Fund
Small Cap Value Fund
Utilities Growth and Income Fund

INCOME FUNDS

American Government Income Fund
Diversified Income Trust
Global Governmental Income Trust
High Yield Advantage Fund [DBL. DAGGER]
High Yield Trust [DBL. DAGGER]
High Yield Trust II
Income Fund
Intermediate U.S. Government Income Fund
Money Market Fund **
Preferred Income Fund
Strategic Income Fund
U.S. Government Income Trust

TAX-FREE INCOME FUNDS

Municipal Income Fund
Tax Exempt Income Fund
Tax Exempt Money Market Fund **
Tax-Free High Yield Fund
Tax-Free Insured Fund

State tax-free income funds [SECTION MARK]

Arizona, California, Florida, Massachusetts, Michigan, Minnesota, New Jersey, New York, Ohio and Pennsylvania

State tax-free money market funds [SECTION MARK] **

California, New York

ASSET ALLOCATION FUNDS

Putnam Asset Allocation Funds--three investment portfolios that spread your money across a variety of stocks, bonds, and money market investments.

The three portfolios:

Asset Allocation: Balanced Portfolio
Asset Allocation: Conservative Portfolio
Asset Allocation: Growth Portfolio

* Formerly Putnam Growth and Income Fund II

[DBL. DAGGER] Closed to new investors. Some exceptions may apply.
              Contact Putnam for details.

[SECTION MARK] Not available in all states.

** An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the funds seek to preserve your investment at $1.00 per share, it is possible to lose money by investing in the fund.

   Check your account balances and current performance at www.putnaminvestments.com.


OUR COMMITMENT TO QUALITY SERVICE

* CHOOSE AWARD-WINNING SERVICE

Putnam has won the DALBAR Service Award 10 times in the past 11 years. In 1997, 1998 and 2000, Putnam won all 3 DALBAR awards -- for service to investors, to financial advisors, and to variable annuity contract holders.*

* HELP YOUR INVESTMENTS GROW

Set up a systematic program for investing with as little as $25 a month from a Putnam money market fund or from your checking or savings account.+

* SWITCH FUNDS EASILY

Within the same class of shares, you can move money from one account to another without a service charge. (This privilege is subject to change or termination.)

* ACCESS YOUR MONEY QUICKLY

You can get checks sent regularly or redeem shares any business day at the then-current net asset value, which may be more or less than the original cost of the shares.

For details about any of these or other services, contact your financial advisor or call the toll-free number shown below and speak with a helpful Putnam representative. To learn more about Putnam, visit our Web site.

www.putnaminvestments.com

To make an additional investment in this or any other Putnam fund, contact your financial advisor or call our toll-free number.

1-800-225-1581

*DALBAR, Inc., an independent research firm, presents the awards to financial services firms that provide consistently excellent service.

+Regular investing, of course, does not guarantee a profit or protect against a loss in a declining market.


FUND INFORMATION

WEB SITE

www.putnaminvestments.com

INVESTMENT MANAGER

Putnam Investment Management, LLC
One Post Office Square
Boston, MA 02109

MARKETING SERVICES

Putnam Retail Management
One Post Office Square
Boston, MA 02109

CUSTODIAN

Putnam Fiduciary Trust Company

LEGAL COUNSEL

Ropes & Gray

TRUSTEES

John A. Hill, Chairman
Jameson Adkins Baxter
Charles B. Curtis
Ronald J. Jackson
Paul L. Joskow
Elizabeth T. Kennan
Lawrence J. Lasser
John H. Mullin III
Robert E. Patterson
George Putnam, III
A.J.C. Smith
W. Thomas Stephens
W. Nicholas Thorndike

OFFICERS

George Putnam, III
President

Charles E. Porter
Executive Vice President and Treasurer

Patricia C. Flaherty
Senior Vice President

Lawrence J. Lasser
Vice President

Gordon H. Silver
Vice President

Ian C. Ferguson
Vice President

Brett C. Browchuk
Vice President

Stephen Oristaglio
Vice President

C. Beth Cotner
Vice President

Kenneth J. Doerr
Vice President and Fund Manager

Saba S. Malak
Vice President and Fund Manager

Paul Marrkand
Vice President and Fund Manager

Richard D. Manuel
Vice President and Fund Manager

David J. Santos
Vice President and Fund Manager

Richard A. Monaghan
Vice President

Richard G. Leibovitch
Vice President

John R. Verani
Vice President


This report is for the information of shareholders of Putnam Technology Fund. It may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details of sales charges, investment objectives, and operating policies of the fund, and the most recent copy of Putnam's Quarterly Performance Summary and Putnam's Quarterly Ranking Summary. For more information or to request a prospectus, call toll free: 1-800-225-1581.

You can also learn more at Putnam Investments'  Web site:
www.putnaminvestments.com.


NOT FDIC INSURED, MAY LOSE VALUE, NO BANK GUARANTEE


[LOGO OMITTED]

PUTNAM INVESTMENTS

The Putnam Funds
One Post Office Square
Boston, Massachusetts 02109

---------------------
PRSRT STD
U.S. POSTAGE PAID
PUTNAM
INVESTMENTS
---------------------

For account balances, economic forecasts, and the latest on Putnam funds, visit www.putnaminvestments.com


SA073-74759  2SG  9/01



PUTNAM INVESTMENTS                                      [SCALE LOGO OMITTED]
----------------------------------------------------------------------------

Putnam Technology Fund
Supplement to semiannual Report dated 7/31/01

The following information has been prepared to provide class Y shareholders with a performance overview specific to their holdings. Class Y shares are offered exclusively to defined contribution plans investing $150 million or more in one or more of Putnam's funds or private accounts. Performance of class Y shares, which incur neither a front-end load, distribution fee, nor contingent deferred sales charge, will differ from performance of class A, B, C, and M shares, which are discussed more extensively in the annual report.

SEMIANNUAL RESULTS AT A GLANCE
----------------------------------------------------------------------------
Total return for periods ended 7/31/01

                                                      NAV
1 year                                              -54.64%
Life of fund (since class A inception, 6/14/00)     -52.82
Annual average                                      -48.57

Share value:                                          NAV
7/03/01                                              $4.34
7/31/01                                              $4.01
----------------------------------------------------------------------------
Distributions:       No.      Income      Capital gains      Total
                      0         --             --              --
----------------------------------------------------------------------------

Please note that past performance is not indicative of future results. More recent returns may be more or less than those shown. Returns shown for class Y shares for periods prior to their inception are derived from the historical performance of class A shares, and are not adjusted to reflect the initial sales charge currently applicable to class A shares. These returns have not been adjusted to reflect differences in operating expenses which, for class Y shares, typically are lower than the operating expenses applicable to class A shares. All returns assume reinvestment of distributions at net asset value. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. See full report for information on comparative benchmarks. If you have questions, please consult your fund prospectus or call Putnam toll free at 1-800-752-9894.